SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION PLANS [Abstract]
Summary of the Company's share option activity under 2006 Option Plan and 2007 Incentive Plan
The following tables summarize the Group’s share option activity under 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		($)	(Years)	($)

Outstanding, January 1, 2017	412,200	1.48	2.64	-
Forfeited	(10,000)	1.36	0.05
Expired	(49,000)	0.92	-	-

Outstanding, December 31, 2017	353,200	1.34	1.75	-

Vested and expected to be vested at December 31, 2017	353,200	1.34	1.75	-

Exercisable at December 31, 2017	353,200	1.34	1.75	-

Summary of the Company's RSU activity under 2007 Incentive Plan
The following table summarized the Group’s RSU activity under the 2007 Incentive Plan:

	Number of RSUs	Weighted- average grant date fair value
		($)

Unvested, January 1, 2017	40,888	18.57

Granted	52,584	8.98
Vested	(32,878)	17.05
Forfeited	(10,030)	16.43

Unvested, December 31, 2017	50,564	8.98

Schedule of total compensation expense relating to share options and RSUs recognized
Total compensation expense relating to share options and RSUs recognized for the year ended December 31, 2015, 2016 and 2017 is as follows:

in millions of $	For the year ended December 31,
	2015	2016	2017

Cost of revenues	0.2	0.2	0.3
Selling expenses	0.1	0.0	0.0
General and administrative expenses	0.3	0.3	0.2
Research and development expenses	0.1	0.1	0.1

	0.7	0.6	0.6